HANSBERGER INTERNATIONAL SERIES

May 3, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Hansberger International Series

(File Nos.: 333-08919 and 811-07729)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2012, do not differ from those contained in Post-Effective Amendment No. 27 that was filed electronically on April 27, 2012.

Please direct any questions or comments to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary